SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Foreign currency translation)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Canada, Dollars
Property, Plant and Equipment [Line Items]
Year-end spot rate	C$1=US$ 0.6955	C$1=US$ 0.7386	C$1=US$ 0.7389
Average rate for the year	C$1=US$ 0.7189	C$1=US$ 0.7416	C$1=US$ 0.7565
China, Yuan Renminbi
Property, Plant and Equipment [Line Items]
Year-end spot rate	RMB1=US$ 0.1378	RMB1=US$ 0.1385	RMB1=US$ 0.1456
Average rate for the year	RMB1=US$ 0.1385	RMB1=US$ 0.1395	RMB1=US$ 0.1414